07078943

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

RECD S.E.C.
OCT 2 2 2007
1086

October 22, 2007

CENTAMX 1-33698

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on October 1, 2007 the American Stock Exchange LLC (the "Exchange") received from Triplecrown Acquisition Corp. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Units, each consisting of one share of Common Stock and one Common Stock Purchase Warrant

Common Stock, $.0001 par value

Common Stock Purchase Warrants

PROCESSED
OCT 3 1 2007
THOMSON FINANCIAL

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl

END